Chad E. Fickett Assistant General Counsel and Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

September 17, 2019

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account II (“Registrant”)

Form N-6 Registration Statement Under the Securities Act of 1933

(“Securities Act’) and the Investment Company Act of 1940

(“Investment Company Act”)

Variable Universal Life Plus - NY (VULP - NY)

File Nos. 333-             and 811-21933; CIK No. 0001359314

Dear Commissioners:

On behalf of the above-named Registrant, we are filing herewith an electronically formatted copy of the initial registration statement (“Registration Statement”) under the Securities Act and the Investment Company Act. To facilitate the Commission staff’s review of the Registration Statements, we submit the information below.

Registration Statement

Registrant is filing the Registration Statement for the purpose of registering securities in connection with the offering of a new variable universal life insurance policy to be issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) to individual policyowners in the state of New York. Registrant is a separate account of Northwestern Mutual currently registered under the Investment Company Act.

Securities and Exchange Commission

September 17, 2019

1.	Filing Procedure

As soon as is reasonably practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

●	required audited financial statements of the Registrant and Northwestern Mutual,
●	any exhibits required by Form N-6 that have not yet been filed, and
●	any appropriate disclosure changes or updates, including any changes made in response to Commission staff’s comments.

2.	Timetable for Effectiveness

We would greatly appreciate the Commission staff’s efforts in processing the Registration Statements so that the Commission may declare each effective on or before December 1, 2019 or as soon as reasonably practicable thereafter. At the appropriate time, Registrant, through the undersigned, will request acceleration of the effectiveness of the Registration Statements pursuant to Rule 461 under the Securities Act.

3.	Request for Selective Review

We respectfully request selective review of the Form N-6 in accordance with Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) with respect to the changes to “The Fixed Account” section and other changes reflecting availability of the contract in New York. Except for these changes (as well as other routine and/or clarifying changes that might otherwise be filed pursuant to Rule 485(b) for currently effective registration statements), the disclosures in the Form N-6 is not substantially different from the disclosure that has been recently filed with the Commission and commented on by the Staff as noted in the following table:

Policy	File No.	Filing Date of Initial Form N-6 Registration Statement	Filing Date of Pre- Effective Amendment No. 1 to Form N-6 Registration Statement	Notice of Effectiveness Dates of PEAs
Variable Universal Life Plus	333-230143	03-08-2019	08-30-2019	09-12-2019
Executive Variable Universal Life	333-230144	03-08-2019	08-30-2019	09-12-2019

In order to facilitate the Staff’s review of the Registration Statement, we will provide to the Staff, under separate cover, copies of the prospectus marked to show the changes from the prospectus for the Variable Universal Life Plus policy noted above as filed on August 30, 2019.

* * * * * * *

Securities and Exchange Commission

September 17, 2019

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel and Assistant Secretary

Enclosures